Business Combinations (Tables)	9 Months Ended
Mar. 31, 2023
Business combinations [Abstract]
Schedule of Business Combinations

	Provisional allocation at acquisition	Adjustments	Final
Cash paid	38,844	—	38,844
Performance holdback	2,153	—	2,153
Indemnity holdback	3,000	—	3,000
Contingent consideration	749	—	749
	44,746	—	44,746

Preliminary Fair Value of net identifiable assets
Cash	54	—	54
Accounts receivables	3,317	—	3,317
Biological assets	4,873	(403)	4,470
Inventories	4,366	—	4,366
Prepaid expenses and deposits	749	—	749
Property, plant and equipment	92,887	—	92,887
Intangible assets			—
Customer relationships	5,600	—	5,600
Software	247	—	247
	112,093	(403)	111,690

Accounts payable and accruals	3,699	—	3,699
Income taxes payable	1,660	(1,744)	(84)
Deferred revenue	151	—	151
Loans and borrowings	39,934	(237)	39,697
Deferred tax liability	14,762	1,509	16,271
	60,206	(472)	59,734

Provisional purchase price allocation
Net identifiable assets acquired	51,887	69	51,956
Non-controlling interest	(25,891)	(34)	(25,925)
Goodwill	18,750	(35)	18,715
	44,746	—	44,746

Net cash outflows
Cash consideration paid	(38,844)	—	(38,844)
Cash acquired	54	—	54
	(38,790)	—	(38,790)

	Provisional allocation at acquisition	Adjustments	Final
Total consideration
Cash paid	26,983	—	26,983
Common shares issued	9,230	—	9,230
Common shares issuable	9,683	—	9,683
Indemnity holdback	3,000	—	3,000
Contingent consideration	14,371	—	14,371
	63,267	—	63,267

Net identifiable assets acquired (liabilities assumed)
Cash	2,513	—	2,513
Accounts receivables	3,713	—	3,713
Biological assets	232	—	232
Inventories	10,441	—	10,441
Prepaid expenses and deposits	151	—	151
Investments in associates	1,156	—	1,156
Property, plant equipment	10,453	—	10,453
Intangible assets			—
Permits and licenses	6,100	—	6,100
Brand	10,800	—	10,800
	45,559	—	45,559

Accounts payable and accruals	5,831	750	6,581
Deferred tax liability	2,862	—	2,862
	8,693	750	9,443

Provisional purchase price allocation
Net identifiable assets acquired	36,866	(750)	36,116
Goodwill	26,401	750	27,151
	63,267	—	63,267

Net cash outflows
Cash consideration paid	(26,983)	—	(26,983)
Cash acquired	2,513	—	2,513
	(24,470)	—	(24,470)